Significant Accounting Policies - Recent Accounting Pronouncements, Impairment of Long-Lived Assets (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Impairment of Long-Lived Assets [Abstract]
Historical blended average year for calculating undiscounted projected net operating cash flows		10 years
Effective fleet utilization percentage		98.00%
Impairment loss	$ 0	$ 0	$ 0